FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL RISK MANAGEMENT
Disclosure of credit risk exposure

	December 31,	December 31,
	2019	2018
0 to 30 days	$4,121	$2,572
31 to 60 days	389	455
61 to 90 days	150	(99)
over 90 days	(55)	11
	$4,605	$2,939

Disclosure of detailed information about foreign currency risk

	Canadian	Brazilian	Australian	Mexican	Peruvian
Change in net income arising from:	dollars	real	dollars	pesos	soles
10% appreciation of the USD against the currency	$81	$(8,275)	$1,709	$(390)	$245
10% depreciation of the USD against the currency	$(81)	$8,275	$(1,709)	$390	$(245)

Disclosure of detailed information about commodity price risk

	10% change	10% change	10% change	10% change
	in gold	in silver	in lead	in zinc
Change in net income	$402	$641	$82	$186